Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)		$ 16.31
Strike price (in USD per share)		$ 18.75
Expected volatility		176.60%
Award life | shares		5.65
Expected dividends | $	$ 0	$ 0
Risk-free interest rate		1.67%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 15.95
Strike price (in USD per share)	$ 18.75
Expected volatility	80.00%
Award life | shares	5.02
Risk-free interest rate	0.29%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 48.77
Strike price (in USD per share)	$ 48.77
Expected volatility	206.00%
Award life | shares	6.08
Risk-free interest rate	0.70%